Consolidated Balance Sheets (Unaudited) - USD ($)	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Current Assets:
Cash	$ 157,015	$ 152,082	$ 4,652
Accounts Receivable	5,000
Accounts Receivable - Related Party	5,003
Inventory	25,130	2,299
Total Current Assets	192,148	154,381	4,652
Machinery & Equipment- Net	15,177	13,248
Other Assets
Intangible Assets	612,400
Notes Receivable	40,000	40,000
Rent Deposit	7,200	7,200
TOTAL ASSETS	866,925	214,829	4,652
Current Liabilities:
Accounts Payable	184,109	92,806	11,688
Accounts Payable - Related Party		1,139	6,200
Accrued Interest	5,782		28,306
Accrued Interest - Related Party			857
Accrued Professional and Legal Expenses		5,885
Accrued R&D Expenses		6,250
Convertible Notes, Net of Debt Discount of $17,363 and $0, respectively	579,619	33,334
Derivative Liability	664,562
Notes Payable - Related Party	35,500	14,000	22,554
Note Payable to Shareholder			70,000
Total Current Liabilities	1,469,572	153,414	139,605
Total Liabilities	1,469,572	153,414	139,605
Stockholder's Equity (Deficit)
Preferred Stock, par value $0.001, 10,000,000 shares Authorized, 0 shares Issued and Outstanding at February 29, 2020 and August 31, 2019
Common Stock, par value $0.001, 290,000,000 shares Authorized, 12,524,307 shares Issued and Outstanding at August 31, 2019 and 15,093,126 at February 29, 2020	1,509	1,253	1,226
Additional Paid-In Capital	1,670,678	1,184,923	601,825
Shares to be issued	400	2,840
Accumulated Deficit	(2,275,234)	(1,127,601)	(738,004)
Total Stockholder's Equity (Deficit)	(602,647)	61,415	(134,953)
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)	$ 866,925	$ 214,829	$ 4,652